STATEMENT OF INVESTMENTS
BNY Mellon Short Term Income Fund

April 30, 2020 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 99.0%
Aerospace & Defense - 1.5%
General Dynamics Corp., Gtd. Notes	3.25	4/1/2025	620,000		677,216
The Boeing Company, Revenue Bonds, Ser. AR	4.88	5/1/2025	900,000		900,000
The Boeing Company, Sr. Unscd. Notes	2.80	3/1/2024	215,000		196,212
				1,773,428
Agriculture - .2%
Philip Morris International, Sr. Unscd. Notes	1.13	5/1/2023	300,000		299,619
Asset-Backed Certificates - 6.7%
Ascentium Equipment Receivables, Ser. 2019-2A, Cl. A3	2.19	11/10/2026	325,000	[b]	322,458
Cascade Funding Mortgage Trust, Ser. 2019-HB1, Cl. A	2.39	12/25/2029	423,231	[b]	422,756
CCG Receivables Trust, Ser. 2019-1, Cl. A2	2.80	9/14/2026	419,300	[b]	422,210
Conn's Receivables Funding, Ser. 2019-A, Cl. A	3.40	10/16/2023	92,142	[b]	90,373
Conn's Receivables Funding, Ser. 2019-B, Cl. A	2.66	6/17/2024	331,562	[b]	323,667
Consumer Loan Underlying Bond CLUB Credit Trust, Ser. 2019-P2, Cl. A	2.47	10/15/2026	243,753	[b]	240,968
Dell Equipment Finance Trust, Ser. 2017-2, Cl. B	2.47	10/24/2022	225,000	[b]	225,376
Dell Equipment Finance Trust, Ser. 2020-1, Cl. A3	2.24	2/22/2023	300,000	[b]	299,492
John Deere Owner Trust, Ser. 2019-B, Cl. A2	2.28	5/16/2022	295,121		296,338
Kubota Credit Owner Trust, Ser. 2018-1A, Cl. A4	3.21	1/15/2025	650,000	[b]	656,590
Marlette Funding Trust, Ser. 2019-2A, Cl. A	3.13	7/16/2029	263,839	[b]	258,025
MMAF Equipment Finance, Ser. 2014-AA, Cl. A5	2.33	12/8/2025	660,000	[b]	661,109
MMAF Equipment Finance, Ser. 2017-B, Cl. A3	2.21	10/17/2022	61,479	[b]	61,574
MMAF Equipment Finance, Ser. 2018-A, Cl. A4	3.39	1/10/2025	165,000	[b]	169,292
MVW Owner Trust, Ser. 2013-1A, Cl. A	2.15	4/22/2030	417,746	[b]	417,125

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 99.0% (continued)
Asset-Backed Certificates - 6.7% (continued)
OneMain Financial Issuance Trust, Ser. 2019-1A, Cl. A	3.48	2/14/2031	140,000	[b]	141,263
Park Place Securities, Ser. 2005-WCW3, Cl. M1, 1 Month LIBOR +.48%	0.97	8/25/2035	337,118	[c]	331,326
SCF Equipment Leasing, Ser. 2018-1A, Cl. A2	3.63	10/20/2024	368,141	[b]	363,764
SCF Equipment Leasing, Ser. 2019-1A, Cl. A2	3.23	10/20/2024	400,000	[b]	385,127
SCF Equipment Leasing , Ser. 2018-1A, Cl. B	3.97	12/20/2025	385,000	[b]	382,994
SoFi Consumer Loan Program, Ser. 2016-2, Cl. A	3.09	10/27/2025	22,562	[b]	22,418
Trafigura Securitisation Finance, Ser. 2017-1A, Cl. A2	2.47	12/15/2020	500,000	[b]	498,045
Verizon Owner Trust, Ser. 2019-A, Cl. C	3.22	9/20/2023	800,000		807,210
Volvo Financial Equipment, Ser. 2019-1A, A4	3.13	11/15/2023	400,000	[b]	406,987
				8,206,487
Asset-Backed Ctfs./Auto Receivables - 18.4%
AmeriCredit Automobile Receivables Trust, Ser. 2017-4, Cl. C	2.60	9/18/2023	400,000		400,782
AmeriCredit Automobile Receivables Trust, Ser. 2019-1, Cl. C	3.36	2/18/2025	650,000		655,682
AmeriCredit Automobile Receivables Trust, Ser. 2020-1, Cl. C	1.59	10/20/2025	350,000		334,903
Bank of The West Auto Trust, Ser. 2017-1, Cl. B	2.62	11/15/2023	600,000	[b]	608,457
Bank of The West Auto Trust, Ser. 2019-1, Cl. A3	2.43	4/15/2024	685,000	[b]	690,656
CarMax Auto Owner Trust, Ser. 2019-3, Cl. A3	2.18	8/15/2024	250,000		253,768
CarMax Auto Owner Trust, Ser. 2019-3, Cl. C	2.60	6/16/2025	315,000		304,562
CarMax Auto Owner Trust, Ser. 2019-4, Cl. B	2.32	7/15/2025	475,000		470,349
Chesapeake Funding II, Ser. 2017-2A, Cl. A1	1.99	5/15/2029	149,639	[b]	149,100
Chesapeake Funding II, Ser. 2017-2A, Cl. A2, 1 Month LIBOR +.45%	1.26	5/15/2029	115,107	[b,c]	114,394
Chesapeake Funding II, Ser. 2019-1A, Cl. A2, 1 Month LIBOR +.40%	1.21	4/15/2031	292,620	[b,c]	284,258
Drive Auto Receivables Trust, Ser. 2016-BA, Cl. D	4.53	8/15/2023	105,300	[b]	106,007

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 99.0% (continued)
Asset-Backed Ctfs./Auto Receivables - 18.4% (continued)
Drive Auto Receivables Trust, Ser. 2019-2, Cl. B		3.17	11/15/2023	250,000		251,670
Drive Auto Receivables Trust, Ser. 2019-4, Cl. C		2.51	11/17/2025	675,000		673,203
DT Auto Owner Trust, Ser. 2016-4A, Cl. D		3.77	10/17/2022	238,685	[b]	239,079
DT Auto Owner Trust, Ser. 2018-3A, Cl. B		3.56	9/15/2022	350,000	[b]	353,007
DT Auto Owner Trust, Ser. 2018-3A, Cl. C		3.79	7/15/2024	805,000	[b]	810,296
DT Auto Owner Trust, Ser. 2019-1A, Cl. B		3.41	4/17/2023	400,000	[b]	400,800
DT Auto Owner Trust, Ser. 2019-3A, Cl. B		2.60	5/15/2023	500,000	[b]	500,259
DT Auto Owner Trust, Ser. 2019-4A, Cl. B		2.36	1/16/2024	200,000	[b]	198,964
DT Auto Owner Trust, Ser. 2020-1A, Cl. B		2.16	5/15/2024	475,000	[b]	467,782
Enterprise Fleet Financing, Ser. 2017-3, Cl. A2		2.13	5/22/2023	76,997	[b]	76,944
Enterprise Fleet Financing, Ser. 2019-3, Cl. A3		2.19	5/20/2025	300,000	[b]	300,397
Exeter Automobile Receivables Trust, Ser. 2019-2A, Cl. B		3.06	5/15/2023	500,000	[b]	501,197
Exeter Automobile Receivables Trust, Ser. 2019-3A, Cl. B		2.58	8/15/2023	500,000	[b]	500,211
Ford Credit Auto Lease Trust, Ser. 2020-A, Cl. B		2.05	6/15/2023	325,000		318,605
Ford Credit Auto Owner Trust, Ser. 2017-2, Cl. A		2.36	3/15/2029	165,000	[b]	165,559
Ford Credit Auto Owner Trust, Ser. 2018-2, Cl. A		3.47	1/15/2030	129,000	[b]	132,744
Ford Credit Auto Owner Trust, Ser. 2018-A, Cl. A4		3.16	10/15/2023	300,000		312,287
Ford Credit Floorplan Master Owner Trust, Ser. 2019-1, Cl. B		3.04	3/15/2024	500,000		475,851
GM Financial Automobile Leasing Trust, Ser. 2018-2, Cl. C		3.50	4/20/2022	165,000		165,260
GM Financial Automobile Leasing Trust, Ser. 2018-3, Cl. C		3.70	7/20/2022	225,000		228,365
GM Financial Automobile Leasing Trust, Ser. 2019-2, Cl. C		3.12	3/20/2023	500,000		504,007
Hyundai Auto Lease Securitization Trust, Ser. 2019-A, Cl. A4		3.05	12/15/2022	400,000	[b]	404,990
Hyundai Auto Receivables Trust, Ser. 2017-B, Cl. A4		1.96	2/15/2023	200,000		201,455
MBarc Credit Canada, Ser. 2019-AA, Cl. A3	CAD	2.72	10/16/2023	350,000	[b]	253,656

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 99.0% (continued)
Asset-Backed Ctfs./Auto Receivables - 18.4% (continued)
Mercedes-Benz Master Owner Trust, Ser. 2018-BA, Cl. A, 1 Month LIBOR +.34%		1.15	5/15/2023	225,000	[b,c]	219,749
Navistar Financial Dealer Note Master Owner Trust II, Ser. 2019-1, Cl. A, 1 Month LIBOR +.64%		1.13	5/25/2024	675,000	[b,c]	661,823
OSCAR US Funding Trust IX, Ser. 2018-2A, Cl. A4		3.63	9/10/2025	240,000	[b]	252,672
OSCAR US Funding Trust VI, Ser. 2017-1A, Cl. A4		3.30	5/10/2024	820,000	[b]	831,370
OSCAR US Funding Trust VII, Ser. 2017-2A, Cl. A3		2.45	12/10/2021	68,397	[b]	68,598
OSCAR US Funding Trust VII, Ser. 2017-2A, Cl. A4		2.76	12/10/2024	190,000	[b]	194,075
OSCAR US Funding Trust VIII, Ser. 2018-1A, Cl. A4		3.50	5/12/2025	760,000	[b]	792,122
OSCAR US Funding XI, Ser. 2019-2A, Cl. A2		2.49	8/10/2022	536,144	[b]	539,099
Santander Drive Auto Receivables Trust, Ser. 2017-1, Cl. C		2.58	5/16/2022	124,830		124,888
Santander Drive Auto Receivables Trust, Ser. 2019-1, Cl. B		3.21	9/15/2023	400,000		402,648
Santander Retail Auto Lease Trust, Ser. 2017-A, Cl. C		2.96	11/21/2022	650,000	[b]	650,977
Santander Retail Auto Lease Trust, Ser. 2019-A, Cl. C		3.30	5/22/2023	500,000	[b]	503,203
Santander Retail Auto Lease Trust, Ser. 2019-B, Cl. B		2.58	8/21/2023	550,000	[b]	547,032
Santander Retail Auto Lease Trust, Ser. 2020-A, Cl. C		2.08	3/20/2024	750,000	[b]	702,530
Securitized Term Auto Receivables Trust, Ser. 2019-1A, Cl. A3		2.99	2/27/2023	650,000	[b]	656,389
Silver Arrow Canada, Ser. 2019-1A, Cl. A3	CAD	2.40	8/15/2026	365,000		264,461
Tesla Auto Lease Trust, Ser. 2019-A, Cl. B		2.41	12/20/2022	550,000	[b]	543,270
Westlake Automobile Receivables Trust, Ser. 2018-1A, Cl. C		2.92	5/15/2023	204,625	[b]	205,075
Westlake Automobile Receivables Trust, Ser. 2018-2A, Cl. B		3.20	1/16/2024	299,919	[b]	300,451
Westlake Automobile Receivables Trust, Ser. 2019-1A, Cl. B		3.26	10/17/2022	400,000	[b]	402,388
World Omni Automobile Lease Securitization Trust, Ser. 2019-A, Cl. A4		3.01	7/15/2024	650,000		661,289
					22,333,615

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 99.0% (continued)
Asset-Backed Ctfs./Credit Cards - 2.7%
CARDS II Trust, Ser. 2019-1A, Cl. A, 1 Month LIBOR +.39%	1.20	5/15/2024	500,000	[b,c]	495,649
Citibank Credit Card Issuance Trust, Ser. 2017-A5, Cl. A5, 1 Month LIBOR +.62%	1.29	4/22/2026	500,000	[c]	492,074
Delamare Cards MTN Issuer, Ser. 2018-1A, Cl. A1, 1 Month LIBOR +.70%	1.42	11/19/2025	670,000	[b,c]	667,965
Evergreen Credit Card Trust, Ser. 2019-1, Cl. A, 1 Month LIBOR +.48%	1.29	1/15/2023	600,000	[b,c]	598,055
Golden Credit Card Trust, Ser. 2017-4A, Cl. A, 1 Month LIBOR +.52%	1.33	7/15/2024	500,000	[b,c]	487,019
Penarth Master Issuer, Ser. 2019-1A, Cl. A1, 1 Month LIBOR +.54%	1.26	7/18/2023	350,000	[b,c]	346,073
Trillium Credit Card Trust II, Ser. 2018-2A, Cl. A, 1 Month LIBOR +.35%	0.84	9/26/2023	175,000	[b,c]	174,181
				3,261,016
Asset-Backed Ctfs./Student Loans - .9%
Navient Private Education Loan Trust, Ser. 2014-AA, Cl. A2A	2.74	2/15/2029	444,735	[b]	451,746
Navient Private Education Refi Loan Trust, Ser. 2019-A, Cl. A1	3.03	1/15/2043	67,104	[b]	67,290
Navient Student Loan Trust, Ser. 2019-BA, Cl. A1, 1 Month LIBOR +.40%	1.21	12/15/2059	113,872	[b,c]	113,037
SMB Private Education Loan Trust, Ser. 2019-A, Cl. A1, 1 Month LIBOR +.35%	1.16	2/16/2026	182,313	[b,c]	181,919
SMB Private Education Loan Trust, Ser. 2019-B, Cl. A1, 1 Month LIBOR +.35%	1.16	7/15/2026	232,023	[b,c]	229,756
				1,043,748
Automobiles & Components - .8%
Daimler Finance North America, Gtd. Notes	1.75	3/10/2023	640,000	[b]	611,678
Volkswagen Group of America Finance, Gtd. Notes, 3 Month LIBOR +.86%	2.06	9/24/2021	400,000	[b,c]	388,683
				1,000,361
Banks - 8.3%
ABN AMRO Bank, Sub. Notes	6.25	4/27/2022	700,000		752,501
Banco Santander, Sr. Unscd. Notes	3.13	2/23/2023	400,000		406,031
Banco Santander Mexico, Sr. Unscd. Notes	5.38	4/17/2025	200,000	[b]	205,750
Bank of America, Sr. Unscd. Notes	2.74	1/23/2022	390,000		392,641

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 99.0% (continued)
Banks - 8.3% (continued)
Bank of America, Sr. Unscd. Notes	3.00	12/20/2023	469,000		486,054
Barclays, Sr. Unscd. Notes	2.85	5/7/2026	300,000		300,000
Barclays, Sr. Unscd. Notes	4.61	2/15/2023	325,000		338,051
Citigroup, Sr. Unscd. Notes	3.88	10/25/2023	400,000		428,069
Citizens Bank, Sr. Unscd. Notes	3.25	2/14/2022	750,000		767,313
Credit Agricole, Sub. Notes	4.38	3/17/2025	300,000		318,132
HSBC Holdings, Sr. Unscd. Notes	2.65	1/5/2022	330,000		335,241
ING Groep, Sr. Unscd. Notes	3.55	4/9/2024	280,000		294,867
JPMorgan Chase & Co., Sub. Notes	3.38	5/1/2023	800,000		838,835
KeyBank, Sr. Unscd. Notes	1.25	3/10/2023	300,000		300,711
Morgan Stanley, Sr. Unscd. Notes, 3 Month SOFR +.70%	0.71	1/20/2023	650,000	[c]	628,059
Royal Bank of Canada, Sr. Unscd. Notes	2.55	7/16/2024	360,000		372,446
Royal Bank of Scotland Group, Sr. Unscd. Notes	3.88	9/12/2023	325,000		340,787
State Street, Sr. Unscd. Notes	2.83	3/30/2023	250,000	[b]	257,212
The Goldman Sachs Group, Sr. Unscd. Notes	3.20	2/23/2023	1,375,000		1,427,705
The Korea Development Bank, Sr. Unscd. Notes	3.00	3/19/2022	200,000		207,379
Truist Financial, Sr. Unscd. Notes	3.05	6/20/2022	415,000		429,239
Wells Fargo & Co., Sr. Unscd. Notes	2.19	4/30/2026	300,000		301,898
				10,128,921
Beverage Products - .6%
Constellation Brands, Sr. Unscd. Notes	2.88	5/1/2030	310,000		315,550
Keurig Dr Pepper, Gtd. Notes	4.06	5/25/2023	355,000		380,199
				695,749
Building Materials - .1%
Carrier Global, Sr. Unscd. Notes	1.92	2/15/2023	120,000	[b]	120,841
Chemicals - .4%
Equate Petrochemical, Gtd. Notes	3.00	3/3/2022	350,000		351,074
The Sherwin-Williams Company, Sr. Unscd. Notes	2.30	5/15/2030	105,000		104,542
				455,616
Collateralized Loan Obligations Debt - 1.6%
Allegro CLO III, Ser. 2015-1A, Cl. AR, 3 Month LIBOR +.84%	2.63	7/25/2027	221,500	[b,c]	219,424
Dryden Senior Loan Fund CLO, Ser. 2015-41A, Cl. AR , 3 Month LIBOR +.97%	2.19	4/15/2031	275,000	[b,c]	263,794
Madison Park Funding XXVII CLO, Ser. 2018-27A, Cl. A1A, 3 Month LIBOR +1.03%	2.17	4/20/2030	300,000	[b,c]	290,011

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 99.0% (continued)
Collateralized Loan Obligations Debt - 1.6% (continued)
Madison Park Funding XXX CLO, Ser. 2018-30A, Cl. A, 3 Month LIBOR +.75%	1.97	4/15/2029	375,000	[b,c]	361,837
Magnetite XVII CLO, Ser. 2016-17A, Cl. AR, 3 Month LIBOR +1.10%	2.24	7/20/2031	325,000	[b,c]	314,542
Taconic Park CLO, Ser. 2016-1A, Cl. A1R, 3 Month LIBOR +1.00%	2.14	1/20/2029	300,000	[b,c]	291,115
Voya CLO, Ser. 2019-1A, Cl. AR, 3 Month LIBOR +1.06%	2.28	4/15/2031	150,000	[b,c]	142,666
				1,883,389
Commercial & Professional Services - .6%
DP World, Sr. Unscd. Notes	3.25	5/18/2020	375,000		375,414
PayPal Holdings, Sr. Unscd. Notes	2.20	9/26/2022	400,000		407,593
				783,007
Commercial Mortgage Pass-Through Ctfs. - 16.0%
American Homes 4 Rent Trust, Ser. 2014-SFR3, Cl. A	3.68	12/17/2036	293,850	[b]	307,519
BBCMS Mortgage Trust, Ser. 2019-BWAY, Cl. A, 1 Month LIBOR +.96%	1.77	11/25/2034	275,000	[b,c]	263,989
BBCMS Trust, Ser. 2013-TYSX, CI. A2	3.76	9/5/2032	350,000		350,248
Benchmark Mortgage Trust, Ser. 2020-B16, Cl. A2	2.88	2/15/2053	325,000		339,088
BX Commercial Mortgage Trust, Ser. 2019-IMC, Cl. A, 1 Month LIBOR +1.00%	1.81	4/15/2034	500,000	[b,c]	459,929
BX Commercial Mortgage Trust, Ser. 2020-BXLP, Cl. B, 1 Month LIBOR +1.00%	1.81	12/15/2036	500,000	[b,c]	481,735
CAMB Commercial Mortgage Trust, Ser. 2019-LIFE, Cl. A, 1 Month LIBOR +1.07%	1.88	12/15/2037	500,000	[b,c]	486,021
CAMB Commercial Mortgage Trust, Ser. 2019-LIFE, Cl. B, 1 Month LIBOR +1.25%	2.06	12/15/2037	100,000	[b,c]	96,938
CD Mortgage Trust, Ser. 2018-CD7, Cl. A1	3.28	8/15/2051	579,554		593,624
CGDB Commercial Mortgage Trust, Ser. 2019-MOB, Cl. B, 1 Month LIBOR +1.25%	2.06	11/15/2036	675,000	[b,c]	582,739
CHC Commercial Mortgage Trust, Ser. 2019-CHC, Cl. C, 1 Month LIBOR +1.75%	2.56	6/15/2034	696,992	[b,c]	586,253
Citigroup Commercial Mortgage Trust, Ser. 2015-GC27, Cl. A4	2.88	2/10/2048	685,000		710,669
Citigroup Commercial Mortgage Trust, Ser. 2020-GC46, Cl. A2	2.71	2/15/2053	320,000		333,760

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 99.0% (continued)
Commercial Mortgage Pass-Through Ctfs. - 16.0% (continued)
Colony American Finance, Ser. 2016-1, Cl. A	2.54	6/15/2048	60,219	[b]	60,190
Commercial Mortgage Trust, Ser. 2013-CR10, Cl. AM	4.52	8/10/2046	620,000	[b]	650,450
Commercial Mortgage Trust, Ser. 2013-LC13, Cl. A5	4.21	8/10/2046	375,000		401,372
Commercial Mortgage Trust, Ser. 2016-COR1, Cl. A2	2.50	10/10/2049	1,000,000		1,007,628
CSAIL Commercial Mortgage Trust, Ser. 2015-C1, Cl. A3	3.24	4/15/2050	495,783		523,630
CSAIL Commercial Mortgage Trust, Ser. 2017-C8, Cl. A2	2.99	6/15/2050	700,000		713,945
GS Mortgage Securities Trust, Ser. 2014-GC22, Cl. AAB	3.47	6/10/2047	412,851		425,026
GS Mortgage Securities Trust, Ser. 2016-GS2, Cl. A2	2.64	5/10/2049	500,000		502,391
GS Mortgage Securities Trust, Ser. 2019-70P, Cl. B, 1 Month LIBOR +1.32%	2.13	10/15/2036	560,000	[b,c]	523,799
HPLY Trust, Ser. 2019-HIT, Cl. A, 1 Month LIBOR +1.00%	1.81	11/15/2036	405,698	[b,c]	374,831
Intown Hotel Portfolio Trust, Ser. 2018-STAY, Cl. B, 1 Month LIBOR +1.05%	1.86	1/15/2033	100,000	[b,c]	91,059
Invitation Homes Trust, Ser. 2017-SFR2, Cl. B, 1 Month LIBOR +1.15%	1.90	12/17/2036	300,000	[b,c]	287,428
Lanark Master Issuer, Ser. 2019-1A, Cl. 1A1, 3 Month LIBOR +.77%	2.45	12/22/2069	287,000	[b,c]	286,108
Lanark Master Issuer, Ser. 2020-1A, Cl. 1A	2.28	12/22/2069	225,000	[b]	223,286
Madison Avenue Trust, Ser. 2013-650M, Cl. A	3.84	10/12/2032	650,000	[b]	650,757
Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2014-C17, Cl. A4	3.44	8/15/2047	685,000		712,732
Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2015-C23, Cl. A2	2.98	7/15/2050	89,653		89,597
NYT Mortgage Trust, Ser. 2019-NYT, Cl. A, 1 Month LIBOR +1.20%	2.01	12/15/2035	610,000	[b,c]	588,687
Seasoned Loans Structured Transaction, Ser. 2018-2, Cl. A1	3.50	11/25/2028	107,305		113,539
Starwood Waypoint Homes Trust, Ser. 2017-1, Cl. A, 1 Month LIBOR +.95%	1.76	1/17/2035	715,255	[b,c]	703,984
Tricon American Homes Trust, Ser. 2016-SFR1, Cl. A	2.59	11/17/2033	530,694	[b]	533,306

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 99.0% (continued)
Commercial Mortgage Pass-Through Ctfs. - 16.0% (continued)
Tricon American Homes Trust, Ser. 2017-SFR2, Cl. A	2.93	1/17/2036	482,848	[b]	493,888
Tricon American Homes Trust, Ser. 2019-SFR1, Cl. A	2.75	3/17/2038	325,000	[b]	334,083
UBS Commercial Mortgage Trust, Ser. 2012-C1, Cl. A3	3.40	5/10/2045	456,481		464,732
VNDO Mortgage Trust, Ser. 2013-PENN, Cl. A	3.81	12/13/2029	700,000	[b]	701,355
Wells Fargo Commercial Mortgage Trust, Ser. 2014-LC18, Cl. A4	3.15	12/15/2047	685,000		704,425
Wells Fargo Commercial Mortgage Trust, Ser. 2015-C27, Cl. A4	3.19	2/15/2048	582,928		611,141
Wells Fargo Commercial Mortgage Trust, Ser. 2019-C51, Cl. A1	2.28	6/15/2052	311,661		315,533
WF-RBS Commercial Mortgage Trust, Ser. 2013-C14, Cl. ASB	2.98	6/15/2046	817,705		830,422
				19,511,836
Consumer Discretionary - .2%
Marriott International, Sr. Unscd. Notes, Ser. EE	5.75	5/1/2025	250,000		261,411
Consumer Staples - .5%
The Procter & Gamble Company, Sr. Unscd. Notes	2.45	3/25/2025	600,000		642,401
Diversified Financials - 2.3%
AerCap Ireland Capital, Gtd. Notes	4.88	1/16/2024	500,000		467,014
Ally Financial, Sr. Unscd. Notes	3.88	5/21/2024	325,000		318,435
American Express, Sr. Unscd. Notes	2.50	7/30/2024	630,000		648,114
American Express, Sr. Unscd. Notes	2.75	5/20/2022	350,000		358,916
Capital One Financial, Sr. Unscd. Notes	3.05	3/9/2022	345,000		350,516
Mamoura Diversified Global Holding, Gtd. Notes	2.50	11/7/2024	320,000		321,400
Mastercard, Sr. Unscd. Notes	3.30	3/26/2027	300,000		334,708
				2,799,103
Energy - 5.6%
Aker BP, Sr. Unscd. Notes	3.00	1/15/2025	340,000	[b]	297,331
Cheniere Corpus Christi Holdings, Sr. Scd. Notes	5.88	3/31/2025	310,000		321,561
Diamondback Energy, Gtd. Notes	2.88	12/1/2024	680,000		623,386
Ecopetrol, Sr. Unscd. Notes	5.88	9/18/2023	300,000		310,815
Energy Transfer Operating, Gtd. Notes	4.50	4/15/2024	175,000		173,002
Energy Transfer Operating, Gtd. Notes	5.20	2/1/2022	385,000		388,357
Exxon Mobil, Sr. Unscd. Notes	2.99	3/19/2025	575,000		615,825

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 99.0% (continued)
Energy - 5.6% (continued)
Kinder Morgan Energy Partners, Gtd. Notes		4.15	2/1/2024	600,000		630,595
Marathon Petroleum, Sr. Unscd. Notes		3.63	9/15/2024	300,000		288,834
MPLX, Sr. Unscd. Notes		3.50	12/1/2022	155,000	[b,d]	153,254
Occidental Petroleum, Sr. Unscd. Notes, 3 Month LIBOR +.95%		2.68	2/8/2021	375,000	[c]	352,533
Petroleos Mexicanos, Gtd. Notes	EUR	5.13	3/15/2023	365,000		362,856
Petronas Capital, Gtd. Notes		3.50	4/21/2030	270,000	[b]	283,104
Phillips 66, Gtd. Notes		3.85	4/9/2025	300,000		314,738
Ras Laffan Liquefied Natural Gas II, Sr. Scd. Bonds		5.30	9/30/2020	226,000		229,297
Saudi Arabian Oil, Sr. Unscd. Notes		2.75	4/16/2022	300,000	[b]	302,205
Sinopec Group Overseas Development, Gtd. Notes		2.50	8/8/2024	300,000	[b]	304,799
Western Midstream Operating, Sr. Unscd. Notes		3.10	2/1/2025	950,000		871,625
					6,824,117
Food Products - .8%
Conagra Brands, Sr. Unscd. Notes		3.80	10/22/2021	325,000		335,414
Kraft Heinz Foods, Gtd. Notes		3.50	6/6/2022	635,000		652,883
					988,297
Foreign Governmental - 3.7%
Abu Dhabi, Sr. Unscd. Bonds		2.13	9/30/2024	650,000		659,425
Croatia, Sr. Unscd. Notes		6.00	1/26/2024	275,000		307,502
Hellenic Republic, Sr. Unscd. Bonds	EUR	4.38	8/1/2022	250,000	[b]	292,103
Indonesia, Sr. Unscd. Notes		4.88	5/5/2021	330,000		337,423
Indonesia, Sr. Unscd. Notes		5.88	1/15/2024	300,000		330,731
Lithuania, Sr. Unscd. Notes		6.13	3/9/2021	325,000		338,352
Nigeria, Sr. Unscd. Bonds		6.75	1/28/2021	665,000		631,923
Philippine, Sr. Unscd. Notes	EUR	0.00	2/3/2023	525,000		554,754
Sri Lanka, Sr. Unscd. Notes		6.25	10/4/2020	275,000		246,125
Turkey, Sr. Unscd. Notes		7.00	6/5/2020	325,000		325,997
Ukraine, Sr. Unscd. Notes		7.75	9/1/2024	450,000		426,248
					4,450,583
Health Care - 3.8%
Amgen, Sr. Unscd. Notes		2.65	5/11/2022	985,000		1,015,516
Bristol-Myers Squibb, Sr. Unscd. Notes		2.60	5/16/2022	265,000	[b]	273,860
Cigna, Gtd. Notes		3.05	11/30/2022	225,000	[b]	233,212
CVS Health, Sr. Unscd. Notes		3.70	3/9/2023	1,070,000		1,135,738
Mylan, Gtd. Notes		3.15	6/15/2021	490,000		493,044
Shire Acquisitions Investments Ireland, Gtd. Notes		2.40	9/23/2021	1,150,000		1,168,009

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 99.0% (continued)
Health Care - 3.8% (continued)
Zimmer Biomet Holdings, Sr. Unscd. Notes		3.05	1/15/2026	350,000		353,571
					4,672,950
Industrial - .8%
Deere & Co., Sr. Unscd. Notes		2.75	4/15/2025	300,000		319,678
General Electric, Sr. Unscd. Bonds	EUR	0.38	5/17/2022	130,000		140,498
General Electric, Sr. Unscd. Notes		4.65	10/17/2021	450,000		467,699
					927,875
Insurance - 2.0%
Berkshire Hathaway, Sr. Unscd. Notes	EUR	0.00	3/12/2025	875,000		944,445
Metropolitan Life Global Funding I, Scd. Notes		2.65	4/8/2022	300,000	[b]	306,933
New York Life Global Funding, Scd. Notes		2.88	4/10/2024	370,000	[b]	389,582
Pricoa Global Funding I, Scd. Notes		3.45	9/1/2023	700,000	[b]	750,303
					2,391,263
Media - 1.1%
Charter Communications Operating, Sr. Scd. Notes		4.46	7/23/2022	380,000		400,942
Comcast, Gtd. Notes		3.10	4/1/2025	600,000		651,057
The Walt Disney Company, Gtd. Notes		3.35	3/24/2025	300,000		328,039
					1,380,038
Metals & Mining - .5%
Indonesia Asahan Aluminium, Sr. Unscd. Notes		5.71	11/15/2023	325,000		332,840
Vale, Sr. Unscd. Notes	EUR	3.75	1/10/2023	275,000		305,612
					638,452
Real Estate - 2.0%
Alexandria Real Estate Equities, Gtd. Notes		4.00	1/15/2024	320,000		344,073
American Tower, Sr. Unscd. Notes		2.40	3/15/2025	190,000		196,074
EPR Properties, Gtd. Notes		5.25	7/15/2023	200,000		179,371
Equinix, Sr. Unscd. Notes		5.38	5/15/2027	590,000		639,944
SBA Tower Trust, Asset Backed Notes		2.84	1/15/2025	650,000	[b]	666,981
Ventas Realty, Gtd. Notes		3.10	1/15/2023	440,000		435,582
VICI Properties, Gtd. Notes		3.50	2/15/2025	24,000	[b]	22,613
					2,484,638
Retailing - 2.1%
Autozone, Sr. Unscd. Notes		3.63	4/15/2025	600,000		643,026
CK Hutchison Europe Finance 18, Gtd. Bonds	EUR	1.25	4/13/2025	300,000		332,878
McDonald's, Sr. Unscd. Notes		3.30	7/1/2025	300,000		327,578

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 99.0% (continued)
Retailing - 2.1% (continued)
Target, Sr. Unscd. Notes	2.25	4/15/2025	300,000		315,893
The Home Depot, Sr. Unscd. Notes	2.50	4/15/2027	300,000		316,898
The TJX Companies, Sr. Unscd. Notes	3.50	4/15/2025	575,000		620,909
				2,557,182
Semiconductors & Semiconductor Equipment - 1.0%
Broadcom, Gtd. Notes	3.13	10/15/2022	450,000	[b]	466,829
Broadcom, Gtd. Notes	4.70	4/15/2025	375,000	[b]	413,969
Intel, Sr. Unscd. Notes	3.40	3/25/2025	300,000		330,642
				1,211,440
Supranational Bank - 1.7%
Banque Ouest Africaine de Developpement, Sr. Unscd. Notes	5.50	5/6/2021	725,000		723,797
Corp. Andina de Fomento, Sr. Unscd. Notes	3.25	2/11/2022	675,000		698,429
The African Export-Import Bank, Sr. Unscd. Notes	4.00	5/24/2021	325,000		328,549
The African Export-Import Bank, Sr. Unscd. Notes	5.25	10/11/2023	350,000		354,599
				2,105,374
Technology Hardware & Equipment - .6%
Dell International, Sr. Scd. Notes	5.45	6/15/2023	400,000	[b]	423,263
Hewlett Packard Enterprise, Sr. Unscd. Notes	3.50	10/5/2021	25,000		25,616
Hewlett Packard Enterprise, Sr. Unscd. Notes	4.40	10/15/2022	285,000		299,266
				748,145
Telecommunication Services - 3.1%
AT&T, Sr. Unscd. Notes	3.20	3/1/2022	250,000		259,393
AT&T, Sr. Unscd. Notes	3.88	8/15/2021	525,000		542,408
AT&T, Sr. Unscd. Notes	4.05	12/15/2023	880,000		953,359
Sprint Spectrum, Sr. Scd. Notes	4.74	3/20/2025	325,000	[b]	344,435
T-Mobile USA, Sr. Scd. Notes	3.50	4/15/2025	625,000	[b]	659,219
VEON Holdings, Sr. Unscd. Notes	3.95	6/16/2021	685,000		695,268
Verizon Communications, Sr. Unscd. Notes	2.45	11/1/2022	325,000		337,314
				3,791,396
Transportation - .3%
FedEx, Gtd. Notes	3.80	5/15/2025	300,000		320,949
U.S. Government Agencies Mortgage-Backed - 3.9%
Federal Home Loan Mortgage Corp., REMIC, Ser. 3541, Cl. KB	4.00	6/15/2024	307,704	[e]	324,050
Federal Home Loan Mortgage Corp., REMIC, Ser. 4091 Cl. KC	3.00	8/15/2040	190,413	[e]	197,576
Federal Home Loan Mortgage Corp., REMIC, Ser. 4145, Cl. UE	2.00	12/15/2027	307,137	[e]	315,261

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 99.0% (continued)
U.S. Government Agencies Mortgage-Backed - 3.9% (continued)
Federal Home Loan Mortgage Corp., REMIC, Ser. 4262, Cl. AB	2.50	1/15/2031	468,068	[e]	480,503
Federal Home Loan Mortgage Corp., REMIC, Ser. 4423, Cl. NV	3.00	5/15/2026	400,231	[e]	419,288
Federal National Mortgage Association, REMIC, Ser. 2013-16, Cl. GP	3.00	3/25/2033	186,229	[e]	194,975
Federal National Mortgage Association, REMIC, Ser. 2013-80, CI. AV	4.00	6/25/2026	474,593	[e]	507,810
Federal National Mortgage Association, REMIC, Ser. 2015-44, CI. J	3.50	12/25/2040	523,172	[e]	546,254
Government National Mortgage Association, Ser. 2011-H23, Cl. HA	3.00	12/20/2061	20,012		20,746
Government National Mortgage Association, Ser. 2014-H12, Cl. GA	2.50	6/20/2064	328,533		330,172
Government National Mortgage Association, Ser. 2016-H23, Cl. FD, 1 Month LIBOR +.37%	1.73	10/20/2066	27,525	[c]	27,509
Federal Home Loan Mortgage Corp.:
2.50%, 7/1/2029			241,734	[e]	253,350
Federal National Mortgage Association:
2.00%, 3/1/2023			381,507	[e]	392,177
4.00%, 9/1/2047			198,967	[e]	212,354
4.50%, 9/1/2049			444,444	[e]	489,289
Government National Mortgage Association II:
7.00%, 12/20/2030-4/20/2031			3,488		4,153
7.50%, 11/20/2029-12/20/2030			3,549		4,241
				4,719,708
Utilities - 4.2%
American Electric Power, Sr. Unscd. Notes	2.30	3/1/2030	300,000		298,014
Berkshire Hathaway Energy, Sr. Unscd. Notes	2.80	1/15/2023	289,000		302,236
Dominion Energy, Sr. Unscd. Notes, Ser. C	2.00	8/15/2021	1,280,000		1,289,914
Edison International, Sr. Unscd. Notes	2.40	9/15/2022	350,000	[d]	349,636
Edison International, Sr. Unscd. Notes	3.13	11/15/2022	350,000		358,225
Edison International, Sr. Unscd. Notes	4.95	4/15/2025	85,000		92,386
Eversource Energy, Sr. Unscd. Notes, Ser. K	2.75	3/15/2022	465,000		477,776
Exelon, Jr. Sub. Notes	3.50	6/1/2022	850,000		876,317

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 99.0% (continued)
Utilities - 4.2% (continued)
Florida Power & Light, First Mortgage Bonds	2.85	4/1/2025	350,000		379,777
IPALCO Enterprises, Sr. Scd. Notes	4.25	5/1/2030	300,000	[b]	318,710
NiSource, Sr. Unscd. Notes	3.60	5/1/2030	300,000		334,529
				5,077,520
Total Bonds and Notes (cost $119,806,483)			120,490,475
Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)		Value ($)
Short-Term Investments - 1.0%
U.S. Government Securities
U.S. Treasury Bills (cost $1,179,678)	0.11	7/30/2020	1,180,000	[f,g]	1,179,723
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - 1.6%
Registered Investment Companies - 1.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $2,002,459)	0.33		2,002,459	[h]	2,002,459

Investment of Cash Collateral for Securities Loaned - .2%
Registered Investment Companies - .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $265,482)	0.33		265,482	[h]	265,482
Total Investments (cost $123,254,102)			101.8%	123,938,139
Liabilities, Less Cash and Receivables			(1.8%)	(2,204,979)
Net Assets			100.0%	121,733,160

LIBOR—London Interbank Offered Rate

REMIC—Real Estate Mortgage Investment Conduit

SOFR—Secured Overnight Financing Rate

CAD—Canadian Dollar

EUR—Euro

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2020, these securities were valued at $46,052,475 or 37.83% of net assets.

c Variable rate security—rate shown is the interest rate in effect at period end.

d Security, or portion thereof, on loan. At April 30, 2020, the value of the fund’s securities on loan was $256,459 and the value of the collateral was $265,483.

e The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

f Held by a counterparty for open exchange traded derivative contracts.

g Security is a discount security. Income is recognized through the accretion of discount.

h Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Short Term Income Fund

April 30, 2020 (Unaudited)

The following is a summary of the inputs used as of April 30, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Asset-Backed	-	34,844,866	-	34,844,866
Collateralized Loan Obligations	-	1,883,389	-	1,883,389
Commercial Mortgage-Backed	-	19,511,836	-	19,511,836
Corporate Bonds	-	55,080,093	-	55,080,093
Foreign Governmental	-	4,450,583	-	4,450,583
Investment Companies	2,267,941	-	-	2,267,941
U.S. Government Agencies Mortgage-Backed	-	4,719,708	-	4,719,708
U.S. Treasury Securities	-	1,179,723	-	1,179,723
Other Financial Instruments:
Futures††	317,437	-	-	317,437
Swaps††	-	49,094	-	49,094
Liabilities($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(45,977)	-	(45,977)
Futures ††	(26,147)	-	-	(26,147)
Swaps††	-	(744,075)	-	(744,075)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FUTURES
BNY Mellon Short Term Income Fund

April 30, 2020 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
Australian 10 Year Bond	16	6/15/2020	1,546,933[a]	1,551,956	5,023
U.S. Treasury 2 Year Notes	68	6/30/2020	14,782,811	14,989,219	206,408
U.S. Treasury 5 Year Notes	102	6/30/2020	12,695,571	12,799,407	103,836
Futures Short
Euro-Bobl	10	6/8/2020	1,490,794[a]	1,489,808	986
Euro-Schatz	8	6/8/2020	985,652[a]	984,468	1,184
U.S. Treasury 10 Year Notes	18	6/19/2020	2,479,629	2,503,125	(23,496)
Ultra 10 Year U.S. Treasury Notes	7	6/19/2020	1,096,568	1,099,219	(2,651)
Gross Unrealized Appreciation				317,437
Gross Unrealized Depreciation				(26,147)

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon Short Term Income Fund

April 30, 2020 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized (Depreciation)($)
Barclays Capital
United States Dollar	3,026,929	Euro	2,795,000	5/29/2020	(37,667)
Citigroup
United States Dollar	429,220	Canadian Dollar	604,000	5/29/2020	(4,718)
HSBC
United States Dollar	292,451	Euro	270,000	5/29/2020	(3,592)
Gross Unrealized Depreciation					(45,977)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”)are valued each business day by one or more independent pricing

NOTES

services (each, a “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are

NOTES

secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at April 30, 2020 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on

NOTES

these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At April 30, 2020, accumulated net unrealized appreciation on investments was $684,037, consisting of $2,298,709 gross unrealized appreciation and $1,614,672 gross unrealized depreciation.

At April 30, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.